Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using the equity method
Schedule of investment in Hepalys is accounted for using the equity method of accounting

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Intangible assets	20,278	16,984	12,729
Total non-current assets	20,278	16,984	12,729
Other current assets	44	81	102
Cash and cash equivalents	1,082	1,785	81
Total current assets	1,126	1,866	183
Deferred assets	41	2	—
Total assets	21,444	18,851	12,912

Capital stock	640	552	489
Capital reserve	22,655	21,489	8,267
Capital surplus-others	—	816	10,259
Earnings brought forward	(178)	(1,089)	(2,745)
Net loss for the period	(1,111)	(3,277)	(3,504)
Treasury Shares	(812)	—	—
Shareholders’ equity	21,194	18,490	12,766
Trade payables	237	353	134
Other current liabilities	13	8	12
Total current liabilities	250	361	146
Total equity and liabilities	21,444	18,851	12,912

Opening net assets	22,645	21,122	18,368
Loss for the period(1)	(879)	(3,277)	(3,816)
Other comprehensive income	247	(920)	(1,786)
Capital variations	(819)	1,566	—
Closing net assets	21,194	18,490	12,766

Group’s share in %	15%	15%	15%
(in thousands of euros)
Group’s share	3,267	2,707	1,869
Elimination of unrealized profit on downstream sales	(1,881)	(1,604)	(1,378)
Goodwill	38	37	37
Carrying amount	1,425	1,139	527

(1)Refer to Note 23 – Share of net profit (loss) - equity method